Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 – Related Party Transactions

During the six months ended June 30, 2018, the Company paid management fees of $120,000, to a company that is owned by the Company’s former Chief Executive Officer and director. Beginning on February 1, 2019, the Company entered into a consulting agreement with this individual and paid $132,000 under the consulting agreement. The consulting agreement was terminated effective September 1, 2019.

During the six months ended June 30, 2019 and 2018, the Company expensed $53,507 and $0, respectively, in advertising expense from a company whose CEO is also a director of the Company. At June 30, 2019 and December 31, 2018, $387,978 and $334,471, respectively, was owed to this company and is included in accounts payable in the accompanying consolidated balance sheets.

At June 30, 2019 and December 31, 2018, the Company had a note payable to a stockholder for $880,000 and $790,000, respectively.

Note 10 – Related Party Transactions

During the years ended December 31, 2018 and 2017, the Company paid management fees of $205,000 and $286,300, respectively, to a company that is owned by the Company’s majority stockholder.

During the year ended December 31, 2017 and the period from June 21, 2016 (inception) to December 31, 2016, the Company’s majority stockholder advanced a total of $50,000 and $75,000 to the Company. During the year ended December 31, 2017, $125,000 of these advances were repaid. These advances are non-interest bearing and due upon demand.

During the years ended December 31, 2018 and 2017, the Company expensed $334,471 and $0, respectively, in advertising expense from a company whose CEO is also a director of the Company. At December 31, 2018 and 2017, $334,471 and $0, respectively, was owed to this company and is included in accounts payable in the accompanying consolidated balance sheets.

At December 31, 2018 and 2017, the Company had a note payable to a stockholder for $790,000 and $445,000, respectively.